Share-Based Payment - Schedule of Fair Value of Restricted Stocks Granted on Grant Date is Measured Using the Discounted Cash Flow Method (Details) - Restricted Stocks [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price	$ 6.942199
Exercise price
Perpetual growth rate	2.00%
Expected life	4 years
Expected dividend
Discount rate	10.80%
Fair value per unit (in Dollars per Share)	6.942199
September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2024
Stock price	$ 8.339138
Exercise price
Perpetual growth rate	2.00%
Expected life	4 years
Expected dividend
Discount rate	10.70%
Fair value per unit (in Dollars per Share)	8.339138
November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2024
Stock price	$ 9.24421
Exercise price
Perpetual growth rate	2.00%
Expected life	6 months
Expected dividend
Discount rate	10.70%
Fair value per unit (in Dollars per Share)	9.24421